Fair Value (Details) - Schedule of Outstanding Options - Monte-Carlo Simulation model [Member]	6 Months Ended
Jun. 30, 2023 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.00%
Risk-free interest Rate	3.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 0.7
Exercise price	$ 0.6
Expected term in years	3 days
Volatility	21.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 3.8
Exercise price	$ 3.6
Expected term in years	2 months 12 days
Volatility	48.00%